Income Taxes - Changes in the valuation allowance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Income Taxes
Valuation allowance at beginning of year	$ 1,279
Increases recorded to income tax provision	533
Valuation allowance at end of year	$ 1,812